Share-based compensation - Summary of Expense Recognized in Consolidated Statement of Operations for Employee Share Based Payments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Share Based Payments [Line Items]
Share-based compensation	€ 381	€ 223	€ 176
Cost of revenue
Disclosure Of Share Based Payments [Line Items]
Share-based compensation	8	9	8
Research and development
Disclosure Of Share Based Payments [Line Items]
Share-based compensation	218	119	84
Sales and marketing
Disclosure Of Share Based Payments [Line Items]
Share-based compensation	73	41	34
General and administrative
Disclosure Of Share Based Payments [Line Items]
Share-based compensation	€ 82	€ 54	€ 50